Employee Benefits (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Employee Benefits [Line Items]
Pension Contributions	330	518	429	418
Employee Benefits and Share-based Compensation	21,550	33,053	32,928	21,249